Finance Lease Receivables - Disclosure of payments to received on finance lease receivables (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024
Disclosure of maturity analysis of finance lease payments receivable [line items]
less: amount representing interest income	$ (41,097)
Finance Lease Receivable	148,570
Current Portion of Finance Lease Receivable	45,893	$ 111,529
Long Term Portion of Finance Lease Receivable	102,677	$ 1,046,855
Year 1 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	53,750
Year 2 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	61,471
Year 3 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	37,244
Year 4 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	37,200
Year 5 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	$ 2